Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of DWS Core Fixed Income Fund, DWS Global Inflation Fund, DWS GNMA Fund, DWS High Income Fund, DWS Global High Income Fund, DWS Short Duration Fund, DWS Strategic Government Securities Fund, DWS Ultra-Short Duration Fund and DWS Unconstrained Income Fund (collectively, the “Funds”), each a series of DWS Income Trust (the “Trust”); (Reg. Nos. 002-91577, 811-04049)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Funds, Post-Effective Amendment No. 70 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2014.  No fees are required in connection with this filing.

With regard to DWS Strategic Government Securities Fund, the Amendment contains disclosure reflecting certain changes to the Fund’s principal investment strategy.

Other than the sections relating to the foregoing, the disclosure in the Amendment represents standard DWS disclosure that has been previously reviewed by the staff of the Commission.

The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information filed with the Commission on January 28, 2013 in Post-Effective Amendment No. 68 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

                    /s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel

cc:           John Marten, Esq., Vedder Price P.C.